SHARE BASED COMPENSATION - Schedule of Assumptions Used to Estimate the Fair Value of the Options (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assumptions used to estimate fair value of the options [Abstract]
Average risk-free rate of return, minimum (as a percent)	0.09%	1.60%	2.04%
Average risk-free rate of return, maximum (as a percent)	0.10%	1.82%	2.62%
Weighted average expected option life	1 year	3 years 2 months 12 days	3 years 2 months 12 days
Volatility rate, minimum (as a percent)	104.01%	47.61%	51.06%
Volatility rate, maximum (as a percent)	119.20%	57.16%	56.88%
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Maximum
Assumptions used to estimate fair value of the options [Abstract]
Weighted average expected option life	6 years